Share-based compensation (Details) - Exascale Labs Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Total	$ 0	$ 101,000	$ 0	$ 153,266	$ 153,266	$ 21,104
Selling and marketing expenses [Member]
Total					153,266
General and administrative expenses [Member]
Total						$ 21,104